Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of January 2014
Collection Period Start	1-Jan-14	Distribution Date	18-Feb-14
Collection Period End	31-Jan-14	30/360 Days	30
Beg. of Interest Period	15-Jan-14	Actual/360 Days	34
End of Interest Period	18-Feb-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	311,608,301.80	276,202,618.66	0.2363344
Total Securities		1,168,693,999.35	311,608,301.80	276,202,618.66	0.2363344
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.379200%	378,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.920000%	351,000,000.00	27,914,302.45	0.00	0.0000000
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	77,508,619.31	0.9118661
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	27,914,302.45	21,400.97	79.5279272	0.0609714
Class A-4 Notes	7,491,380.69	77,916.67	88.1338905	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	35,405,683.14	99,317.64

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,451,489.41
Monthly Interest				1,722,759.31
Total Monthly Payments				6,174,248.72

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				196,050.70
Aggregate Sales Proceeds Advance				20,876,036.42
Total Advances				21,072,087.12

Vehicle Disposition Proceeds:
Reallocation Payments				20,685,195.51
Repurchase Payments				1,444,320.64
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,448,293.78
Excess Wear and Tear and Excess Mileage				228,206.59
Remaining Payoffs				0.00
Net Insurance Proceeds				284,878.40
Residual Value Surplus				679,397.64
Total Collections				59,016,628.40

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	12,289,451.51			793
Involuntary Repossession	118,757.00			9
Voluntary Repossession	92,556.00			7
Full Termination	8,150,130.00			512
Bankruptcy	34,301.00			3
Insurance Payoff		280,939.82		15
Customer Payoff			218,170.71	12
Grounding Dealer Payoff			6,227,557.29	341
Dealer Purchase			1,417,742.41	69
Total	20,685,195.51	280,939.82	7,863,470.41	1,761

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of January 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	18,972	363,550,132.14	7.00000%	311,608,301.80
Total Depreciation Received		(4,850,673.94)		(4,292,156.13)
Principal Amount of Gross Losses	(33)	(581,493.41)		(508,071.01)
Repurchase / Reallocation	(92)	(1,649,520.97)		(1,444,320.64)
Early Terminations	(773)	(14,760,726.38)		(12,688,991.26)
Scheduled Terminations	(1,022)	(19,070,468.82)		(16,472,144.10)
Pool Balance - End of Period	17,052	322,637,248.62		276,202,618.66

Remaining Pool Balance
Lease Payment				29,773,361.99
Residual Value				246,429,256.67
Total				276,202,618.66

III. DISTRIBUTIONS

Total Collections					59,016,628.40
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					59,016,628.40

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					329,951.22
3. Reimbursement of Sales Proceeds Advance					19,546,753.17
4. Servicing Fee:
Servicing Fee Due					259,673.58
Servicing Fee Paid					259,673.58
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					20,136,377.97

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					21,400.97

Class A-3 Notes Monthly Interest Paid					21,400.97
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of January 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	99,317.64
Total Note and Certificate Monthly Interest Paid	99,317.64
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	38,780,932.79

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	35,405,683.14

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	35,405,683.14
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,375,249.65

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of January 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,375,249.65
Gross Reserve Account Balance		20,905,659.64
Remaining Available Collections Released to Seller		3,375,249.65
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.63
Monthly Prepayment Speed		76%
Lifetime Prepayment Speed		75%

	$	units
Recoveries of Defaulted and Casualty Receivables	577,018.80
Securitization Value of Defaulted Receivables and Casualty Receivables	508,071.01	33
Aggregate Defaulted and Casualty Gain (Loss)	68,947.79
Pool Balance at Beginning of Collection Period	311,608,301.80
Net Loss Ratio	0.0221%

Cumulative Net Losses for all Periods	-0.0133%	(154,937.22)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,303,191.58	146
61-90 Days Delinquent	932,153.65	59
91-120+ Days Delinquent	168,086.48	11
Total Delinquent Receivables:	3,403,431.71	216
60+ Days Delinquencies as Percentage of Receivables	0.35%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	20,439,581.51	1,304
Securitization Value	21,133,203.34
Aggregate Residual Gain (Loss)	(693,621.83)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	299,067,119.92	18,815
Cumulative Securitization Value	303,573,897.52
Cumulative Residual Gain (Loss)	(4,506,777.60)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		37,383,620.17
Reimbursement of Outstanding Advance		19,546,753.17
Additional Advances for current period		20,876,036.42
Ending Balance of Residual Advance		38,712,903.42

Beginning Balance of Payment Advance		640,203.16
Reimbursement of Outstanding Payment Advance		329,951.22
Additional Payment Advances for current period		196,050.70
Ending Balance of Payment Advance		506,302.64

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of January 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No